                                     [LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT


                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1996


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO


 APO-717-V (12/96)

                                     [LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

              On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide Variable Account.

              The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

              The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

              In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

              Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.



                                              /s/ JOSEPH J. GASPER
                                              ---------------------------
                                              Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1996


Assets:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         352,166 shares (cost $3,329,420)                                                                       $ 3,327,970

      American Century: Income & Growth Fund (ACIncGro)
         9,549 shares (cost $201,878)                                                                               192,507

      American Century: Twentieth Century Growth Fund (ACTCGro)
         443,122 shares (cost $9,134,062)                                                                         9,695,503

      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         62,812 shares (cost $508,980)                                                                              499,981

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         260,938 shares (cost $6,797,299)                                                                         7,329,751

      Delaware Group Delchester High-Yield Bond Fund, Inc. --
      Delchester Fund Institutional Class (DeHYBd)
         151,175 shares (cost $941,293)                                                                             958,452

      Dreyfus A Bonds Plus, Inc. (DryABds)
         128,688 shares (cost $1,853,340)                                                                         1,854,392

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         147,661 shares (cost $3,174,622)                                                                         3,281,018

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         37,828 shares (cost $338,693)                                                                              333,646

      The Evergreen Total Return Fund -- Class Y (EvTotRet)
         42,997 shares (cost $839,111)                                                                              917,131

      Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)
         10,243 shares (cost $100,765)                                                                               99,873

      Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)
         31,182 shares (cost $656,849)                                                                              683,504

      Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)
         60,241 shares (cost $2,078,053)                                                                          2,126,506

      Fidelity Advisor High Yield Fund -- Class T (FAHiYld)
         65,372 shares (cost $791,211)                                                                              797,539

      Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)
         1,824 shares (cost $29,613)                                                                                 29,871

      Fidelity Asset Manager(TM) (FidAsMgr)
         184,830 shares (cost $2,829,942)                                                                         3,044,154

      Fidelity Capital & Income Fund (FidCapInc)
         132,273 shares (cost $1,191,344)                                                                         1,238,072

      Fidelity Equity-Income Fund (FidEqInc)
         333,029 shares (cost $11,426,729)                                                                       14,263,635

      Fidelity Magellan(R) Fund (FidMgln)
         144,985 shares (cost $11,657,388)                                                                       11,693,067

      Fidelity Puritan(R) Fund (FidPurtn)
         451,817 shares (cost $7,460,394)                                                                         7,789,321


      Fidelity VIP -- High Income Portfolio (FidVIPHI)
         21,554 shares (cost $242,137)                                                                              269,853

      Janus Fund (JanFund)
         65,811 shares (cost $1,679,627)                                                                          1,609,086

      Janus Twenty Fund (Jan20Fd)
         123,753 shares (cost $3,576,224)                                                                         3,399,499

      Janus Worldwide Fund (JanWrldwde)
         13,815 shares (cost $488,922)                                                                              465,425

      MFS(R) World Governments Fund -- Class A (MFSWdGvt)
         92,422 shares (cost $1,061,998)                                                                          1,044,368

      Nationwide(R) Bond Fund (NWBdFd)
         174,036 shares (cost $1,645,444)                                                                         1,616,791

      Nationwide(R) Fund (NWFund)
         123,198 shares (cost $2,028,689)                                                                         2,488,606

      Nationwide(R) Growth Fund (NWGroFd)
         276,926 shares (cost $3,089,203)                                                                         3,683,114

      Nationwide(R) Money Market Fund (NWMyMkt)
         7,642,255 shares (cost $7,642,255)                                                                       7,642,255

      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         6,582 shares (cost $65,768)                                                                                 65,816

      Neuberger & Berman Guardian Fund (NBGuard)
         203,903 shares (cost $4,851,586)                                                                         5,226,045

      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         82,284 shares (cost $820,121)                                                                              821,194

      Neuberger & Berman Partners Fund (NBPartFd)
         164,590 shares (cost $3,903,279)                                                                         4,146,017

      Oppenheimer Global Fund -- Class A (OppGlob)
         105,470 shares (cost $3,788,490)                                                                         4,116,503

      Phoenix Balanced Fund Series -- Class A (PhxBalFd)
         33,488 shares (cost $563,195)                                                                              532,116

      Strong Total Return Fund, Inc. (StTotRet)
         39,285 shares (cost $1,130,346)                                                                          1,069,724

      Templeton Foreign Fund -- Class I (TemForFd)
         332,378 shares (cost $3,231,735)                                                                         3,443,435

      Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)
         89,232 shares (cost $2,900,286)                                                                          2,964,301
                                                                                                               ------------
            Total investments                                                                                   114,760,041

   Accounts receivable                                                                                               33,220
                                                                                                               ------------
            Total assets                                                                                        114,793,261

Accounts payable                                                                                                      4,844
                                                                                                               ------------
Contract owners' equity (note 4)                                                                               $114,788,417
                                                                                                               ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                             1996               1995               1994
                                                                          -----------        -----------        -----------
Investment activity:
   Reinvested capital gains and dividends                                 $ 8,358,915          5,403,676          4,476,720
   Mortality, expense and administration charges (note 2)                  (1,250,216)          (828,380)          (666,881)
                                                                         ------------        -----------        -----------
      Net investment activity                                               7,108,699          4,575,296          3,809,839
                                                                         ------------        -----------        -----------

   Proceeds from mutual fund shares sold                                   32,882,395         19,494,999         19,343,653
   Cost of mutual fund shares sold                                        (30,480,861)       (19,182,917)       (18,215,058)
                                                                         ------------        -----------        -----------
      Realized gain (loss) on investments                                   2,401,534            312,082          1,128,595
   Change in unrealized gain (loss) on investments                          2,414,112          6,984,871         (5,977,389)
                                                                         ------------        -----------        -----------
      Net gain (loss) on investments                                        4,815,646          7,296,953         (4,848,794)
                                                                         ------------        -----------        -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                               11,924,345         11,872,249         (1,038,955)
                                                                         ------------        -----------        -----------

Equity transactions:
   Purchase payments received from contract owners                         36,936,853         21,817,759         16,078,025
   Redemptions                                                            (11,033,070)       (11,831,829)        (5,989,583)
   Annuity benefits                                                           (22,282)           (18,792)           (19,197)
   Annual contract maintenance charge (note 2)                                (82,641)           (70,366)           (68,239)
   Contingent deferred sales charges (note 2)                                (162,303)           (43,999)           (50,816)
   Adjustments to maintain reserves                                             1,139              5,498              1,593
                                                                         ------------        -----------        -----------
         Net equity transactions                                           25,637,696          9,858,271          9,951,783
                                                                         ------------        -----------        -----------

Net change in contract owners' equity                                      37,562,041         21,730,520          8,912,828
Contract owners' equity beginning of period                                77,226,376         55,495,856         46,583,028
                                                                         ------------        -----------        -----------
Contract owners' equity end of period                                    $114,788,417         77,226,376         55,495,856
                                                                         ============        ===========        ===========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utiized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            (formerly Twentieth Century Investors, Inc. -- U.S. Governments Short-Term (TCUSGvt))

         American Century: Income & Growth Fund (ACIncGro)

         American Century: Twentieth Century Growth Fund (ACTCGro)
            (formerly Twentieth Century Investors, Inc. -- Growth Investors (TCGroInv))

         American Century: Twentieth Century International Growth Fund
            (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc. -- International Equity (TCIntlEq))

         American Century: Twentieth Century Ultra Fund (ACTCUltra)
            (formerly Twentieth Century Investors, Inc. -- Ultra Investors (TCUltra))

         Delaware Group Delchester High-Yield Bond Fund, Inc. -- Delchester
            Fund Institutional Class (DeHYBd)

         Dreyfus A Bonds Plus, Inc. (DryABds)

         Dreyfus S&P 500 Index Fund (Dry500Ix) (formerly Peoples Index Fund(R), Inc. (PeoIxFd))

         The Dreyfus Third Century Fund, Inc. (Dry3dCen)

         The Evergreen Total Return Fund -- Class Y (EvTotRet)

         Federated Investment Series Funds, Inc. -- Federated Bond Fund -- Class F (FedBdFd)

         Fidelity Advisor Equity-Income Fund -- Class T (FAEqInc)

         Fidelity Advisor Growth Opportunities Fund -- Class T (FAGrOpp)

         Fidelity Advisor High Yield Fund - Class T (FAHiYld)

         Fidelity Advisor Income & Growth Fund -- Class T (FAIncGr)

         Fidelity Asset Manager(TM) (FidAsMgr)

         Fidelity Capital & Income Fund (FidCapInc)
            (not available for additional purchase payments or exchanges after May 1, 1991)

         Fidelity Equity-Income Fund (FidEqInc)

         Fidelity Magellan(R) Fund (FidMgln)

         Fidelity Puritan(R) Fund (FidPurtn)

         Portfolio of the Fidelity Variable Insurance Products Fund
            (Fidelity VIP);
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            (not available for additional purchase payments or exchanges after December 1, 1993)

         Janus Fund (JanFund)

         Janus Twenty Fund (Jan20Fd)

         Janus Worldwide Fund (JanWrldwde)

         MFS(R) World Governments Fund -- Class A (MFSWdGvt)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

         Nationwide(R) U.S. Government Income Fund (NWUSGvt)
            (managed for a fee by an affiliated investment advisor)

         Neuberger & Berman Guardian Fund (NBGuard)

         Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

         Neuberger & Berman Partners Fund (NBPartFd)

         Oppenheimer Global Fund -- Class A (OppGlob)

         Phoenix Balanced Fund Series -- Class A (PhxBalFd)

         Strong Total Return Fund, Inc. (StTotRet)

         Templeton Foreign Fund -- Class I (TemForFd)

         Warburg Pincus Emerging Growth Fund -- Common Shares (WPEmGro)

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January
     1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         *    Beginning unit value - Jan. 1

         *    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         *    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         *    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         *    Ending unit value - Dec. 31

         *    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in Schedule I.

(4)  Components of Contract owners's equity

     The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

     Contract owners' equity represented by:                                  Units    Unit Value
                                                                             -------   ----------
       Contracts in accumulation phase:
         American Century: Benham Short-Term Government Fund:
            Tax qualified                                                    157,941    $21.012508    $3,318,737

         American Century: Income & Growth Fund:
            Tax qualified                                                     18,133     10.551440       191,329

         American Century: Twentieth Century Growth Fund:
            Tax qualified                                                    186,518     51.389039     9,584,981

         American Century: Twentieth Century International
         Growth Fund:
            Tax qualified                                                     37,683     13.268469       499,996

         American Century: Twentieth Century Ultra Fund:
            Tax qualified                                                    530,842     13.807925     7,329,827

         Delaware Group Delchester High-Yield Bond Fund, Inc. --
         Delchester Fund Institutional Class:
            Tax qualified                                                     70,363     13.618147       958,214

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                                    169,248     10.958199     1,854,653

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                                    187,389     17.509385     3,281,066

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                                     21,194     15.742432       333,645

         The Evergreen Total Return Fund -- Class Y:
            Tax qualified                                                     65,357     14.032960       917,152

         Federated Investment Series Funds, Inc. --
         Federated Bond Fund - Class F:
            Tax qualified                                                      9,873     10.117861        99,894

         Fidelity Advisor Equity-Income Fund -- Class T:
            Tax qualified                                                     59,163     11.552736       683,495

         Fidelity Advisor Growth Opportunities Fund -- Class T:
            Tax qualified                                                    177,245     11.997760     2,126,543

         Fidelity Advisor High Yield Fund -- Class T:
            Tax qualified                                                     70,939     11.241941       797,492

         Fidelity Advisor Income & Growth Fund -- Class T:
            Tax qualified                                                      2,740     10.890814        29,841

         Fidelity Asset Manager(TM):
            Tax qualified                                                    244,667     12.442308     3,044,222

         Fidelity Capital & Income Fund:
            Tax qualified                                                     29,770     41.287772     1,229,137

         Fidelity Equity-Income Fund:
            Tax qualified                                                    257,747     55.285184    14,249,590

         Fidelity Magellan(R) Fund:
            Tax qualified                                                    656,562     17.810611    11,693,770

         Fidelity Puritan(R) Fund:
            Tax qualified                                                    475,617     16.377974     7,789,643


         Fidelity VIP -- High Income Portfolio:
            Tax qualified                                                     12,382      21.793257         269,844

         Janus Fund:
            Tax qualified                                                    133,123      12.087447       1,609,117

         Janus Twenty Fund:
            Tax qualified                                                    230,288      14.762398       3,399,603

         Janus Worldwide Fund:
            Tax qualified                                                     45,099      10.317427         465,306

         MFS(R) World Governments Fund -- Class A:
            Tax qualified                                                     28,013      36.879814       1,033,114

         Nationwide(R) Bond Fund:
            Tax qualified                                                     42,476      37.842928       1,607,416
            Non-tax qualified                                                    194      37.680696           7,310

         Nationwide(R) Fund:
            Tax qualified                                                     34,681      70.764576       2,454,186
            Non-tax qualified                                                    314      73.708492          23,144

         Nationwide(R) Growth Fund:
            Tax qualified                                                     48,441      75.405663       3,652,726
            Non-tax qualified                                                    230      79.618909          18,312

         Nationwide(R) Money Market Fund:
            Tax qualified -- Pre 12/25/82                                      49,431      24.656210       1,218,781
            Tax qualified                                                     327,248      19.580907       6,407,813
            Non-tax qualified                                                   1,317      24.812035          32,677

         Nationwide(R) U.S. Government Income Fund:
            Tax qualified                                                       6,372      10.324818          65,790

         Neuberger & Berman Guardian Fund:
            Tax qualified                                                     357,346      14.625126       5,226,230

         Neuberger & Berman Limited Maturity Bond Fund:
            Tax qualified                                                      74,163      11.068501         820,873

         Neuberger & Berman Partners Fund:
            Tax qualified                                                     222,551      18.631249       4,146,403

         Oppenheimer Global Fund -- Class A:
            Tax qualified                                                     228,413      18.022572       4,116,590

         Phoenix Balanced Fund Series -- Class A:
            Tax qualified                                                      43,659      12.187868         532,110

         Strong Total Return Fund, Inc.:
            Tax qualified                                                      63,801      16.766964       1,069,749

         Templeton Foreign Fund -- Class I:
            Tax qualified                                                     266,447      12.923758       3,443,497

         Warburg Pincus Emerging Growth Fund --
         Common Shares:
            Tax qualified                                                     250,912      11.814248       2,964,337
                                                                              =======      =========
      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                                    190,262
                                                                                                        ------------
                                                                                                        $114,788,417
                                                                                                        ============

See accompanying notes to financial statements.

                                                                      SCHEDULE I
                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                               ACBenSTGvt     ACIncGro        ACTCGro      ACTCIntlGr     ACTCUltra
                               -----------    --------       --------       ---------     ---------
1996
  Beginning unit
     value - Jan. 1            $20.449954     10.000000      45.274141     11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Reinvested capital
   gains and
   dividends                     1.108203       .745798        .989050      1.366595        .784229
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (.274998)     (.171142)      5.759350       .314097        .906054
----------------------------------------------------------------------------------------------------
  Contract charges               (.270651)     (.023216)      (.633502)     (.161134)      (.171433)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                     $21.012508     10.551440      51.389039     13.268469      13.807925
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           3%         6%(b)            14%           13%            12%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1             $18.748399         **         38.113717       10.000000       9.043121
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.086234                     6.277505        .010869        .581551
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .873119                     1.457594       1.867440       2.805900
----------------------------------------------------------------------------------------------------
  Contract charges               (.257798)                    (.574675)      (.129398)      (.141497)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                    $20.449954                    45.274141      11.748911      12.289075
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                           9%                          19%         17%(b)           36%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1              $19.087872         **         39.197771         **          9.505758
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                      .888205                     5.656730                      .283163
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          (.981660)                   (6.232359)                    (.626504)
----------------------------------------------------------------------------------------------------
  Contract charges                (.246018)                    (.508425)                    (.119296)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     $18.748399                    38.113717                     9.043121
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          (2)%                         (3)%                         (5)%
=====================================================================================================


                                 DeHYBd        DryABds       Dry500Ix       Dry3dCen      EvTotRet
                                --------      --------       --------       ---------     --------
1996
  Beginning unit
     value - Jan. 1             12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.289054       .647812        .780714      2.175909        .700093
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .240682      (.368674)      2.430685       .924520        .909855
----------------------------------------------------------------------------------------------------
  Contract charges               (.168714)     (.140132)      (.207529)     (.187545)      (.171972)
----------------------------------------------------------------------------------------------------
  Ending unit value -
   Dec. 31                      13.618147     10.958199      17.509385     15.742432      14.032960
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          11%            1%            21%            23%           11%
====================================================================================================
1995
  Beginning unit
    value - Jan. 1              10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                    1.215468       .658102        .397253       .897413        .668749
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)          .327407      1.181188       3.524795      2.507797       1.773798
----------------------------------------------------------------------------------------------------
  Contract charges               (.153021)     (.130697)      (.165699)     (.146321)      (.149362)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                     12.257125     10.819193      14.505515     12.829548      12.594984
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                          13%           19%            35%            34%           22%
====================================================================================================
1994
  Beginning unit
    value - Jan. 1               11.511092     10.000000      10.819026     10.477293      11.153183
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and
    dividends                     1.272604       .673864       1.169814      1.340681        .771284
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)         (1.770117)    (1.452714)     (1.099729)    (2.117415)     (1.484673)
----------------------------------------------------------------------------------------------------
  Contract charges                (.146308)     (.110550)      (.139945)     (.129900)      (.137995)
----------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                      10.867271      9.110600      10.749166      9.570659      10.301799
----------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in unit
    value*(a)                         (6)%       (9)%(b)           (1)%          (9)%           (8)%
=====================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                 FedBdFd       FAEqInc        FAGrOpp        FAHiYld       FAIncGr
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1            $10.000000     10.213719      10.325686     10.057673      10.177458
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .119423       .480953        .638324      1.033892        .403927
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .020151       .998707       1.176512       .290378        .443422
-------------------------------------------------------------------------------------------------------
   Contract charges             (.021713)     (.140643)      (.142762)     (.140002)      (.133993)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.117861     11.552736      11.997760     11.241941      10.890814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      1%(b)           13%            16%           12%             7%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1                  **             **             **            **             **
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)
-------------------------------------------------------------------------------------------------------
   Contract charges
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)
=======================================================================================================


                                FidAsMgr      FidCapInc      FidEqInc        FidMgIn      FidPurtn
                               ----------     ---------      ---------     ---------     ----------
1996
   Beginning unit
     value - Jan. 1             11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .974182      3.350435       3.536178      2.629260       1.859609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .437258       .903646       6.122667     (.758693)        .307268
-------------------------------------------------------------------------------------------------------
   Contract charges             (.152735)     (.517253)      (.659152)     (.218030)      (.199795)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    12.442308     41.287772      55.285184     17.810611      16.377974
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        11%           10%            19%           10%            14%
-------------------------------------------------------------------------------------------------------
1995
   Beginning unit
     value - Jan. 1             $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .319835      3.427571       2.721500       .938243        .761762
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        1.408821      2.006467       8.520244      3.445891       1.800691
-------------------------------------------------------------------------------------------------------
   Contract charges             (.134420)     (.472205)       (.532290)    (.190447)      (.171974)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $11.183603     37.550944      46.285491     16.158074      14.410892
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        17%           15%            30%           35%            20%
-------------------------------------------------------------------------------------------------------
1994
   Beginning unit
     value - Jan. 1            $10.415849     34.612981      35.955883     12.346838      11.972512
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .386944      2.899199       3.474735       .480494        .964375
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.082752)    (4.479225)     (3.384084)     (.704119)      (.757623)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.130674)     (.443844)      (.470497)     (.158826)      (.158851)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $9.589367     32.589111      35.576037     11.964387      12.020413
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (8)%          (6)%           (1)%          (3)%             0%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                FidVIPHI       JanFund        Jan20Fd      JanWrldwde     MFSWdGvt
                                ---------     --------       --------      ----------    ----------
1996
   Beginning unit
     value - Jan. 1            $19.364421     10.239338      11.699046     10.000000      35.454983
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.765562      1.372042       2.474450       .631391        .996797
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         .933745       .623531        .763449      (.292087)       .893467
-------------------------------------------------------------------------------------------------------
   Contract charges             (.270471)     (.147464)      (.174547)      (.021877)     (.465433)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $21.793257     12.087447      14.762398     10.317427      36.879814
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        13%           18%            26%         3%(b)             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            $16.267014          **         8.701036          **        31.104159
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.177771                     1.991385                     4.432437
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        2.155057                     1.142737                      .359301
-------------------------------------------------------------------------------------------------------
   Contract charges             (.235421)                    (.136112)                    (.440914)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $19.364421                    11.699046                    35.454983
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        19%                          34%                          14%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            $16.739460          **         9.451097          **        33.728667
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   1.533862                      .025710                     1.658769
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.790091)                    (.657508)                   (3.874555)
-------------------------------------------------------------------------------------------------------
   Contract charges             (.216217)                    (.118263)                    (.408722)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $16.267014                     8.701036                    31.104159
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       (3)%                         (8)%                         (8)%
=======================================================================================================


                                                                            NWMyMkt
                                 NWBdFd        NWFund         NWGroFd     Pre 12/25/82     NWMyMkt
                                ---------     --------       --------     ------------   ----------
1996
   Beginning unit
     value - Jan. 1            37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.420301      5.294223       5.745821      1.177631        .935221
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (1.877444)      8.447372       5.102552       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.482801)     (.834956)      (.913858)     (.318487)      (.252927)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.842928     70.764576      75.405663     24.656210      19.580907
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        0%           22%            15%            4%             4%
=======================================================================================================
1995
   Beginning unit
     value - Jan. 1            30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.340919      3.894595       6.923629      1.251864        .994176
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       5.062302      9.527720       7.791689       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.452607)     (.659844)      (.779976)     (.305069)      (.242272)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   37.782872     57.857937      65.471148     23.797066      18.898613
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                       23%           28%            27%            4%             4%
=======================================================================================================
1994
   Beginning unit
     value - Jan. 1            33.991130     45.422888      51.458079     22.315407      17.721943
-------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  2.317590      4.420863       1.956402       .829315        .658609
-------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (5.061696)    (4.160340)     (1.208860)       .000000        .000000
-------------------------------------------------------------------------------------------------------
   Contract charges            (.414766)     (.587945)      (.669815)     (.294451)      (.233843)
-------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   30.832258     45.095466      51.535806     22.850271      18.146709
-------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      (9)%          (1)%             0%            2%             2%
=======================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                                 TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                 NWUSGvt         NBGuard        NBLtdMat        NBPartFd        OppGlob
                                --------        --------        --------        --------       --------
1996
   Beginning unit
     value - Jan. 1            $10.124709       12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                    .584669         .818924         .652728        1.883265        .840380
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.252576)        1.409253       (.177361)        2.039177       1.862683
----------------------------------------------------------------------------------------------------------
   Contract charges             (.131984)       (.174079)       (.141936)       (.215846)      (.219341)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   $10.324818       14.625126       11.068501       18.631249      18.022572
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                         2%             16%              3%             25%            16%
==========================================================================================================
1995
   Beginning unit
     value - Jan. 1                 **          $9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .546753         .635595        1.728556        .955752
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        2.533695         .401069        2.184589       1.269343
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.149822)       (.134946)       (.171863)      (.189635)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $12.571028       10.735070       14.924653      15.538850
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                        30%              9%             33%            15%
==========================================================================================================
1994
   Beginning unit
     value - Jan. 1                 **         $10.000000        9.995028       11.548721      14.119303
----------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                                    .249418         .555641         .945341       1.418589
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                       (.492915)       (.588488)      (1.162325)     (1.850696)
----------------------------------------------------------------------------------------------------------
   Contract charges                             (.116101)       (.128829)       (.148366)      (.183806)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                   $ 9.640402        9.833352       11.183371      13.503390
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                                    (4)%(b)            (2)%            (3)%           (4)%
==========================================================================================================


                               PhxBalFd          StTotRet        TemForFd         WPEmGro
                               --------          --------        --------        --------
1996
   Beginning unit
     value - Jan. 1            11.373217         14.893186      11.097523       10.895016
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                  1.602292          2.715211        .541519         .024787
------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.635106)         (.634729)       1.440934        1.044888
------------------------------------------------------------------------------------------
   Contract charges            (.152535)         (.206704)      (.156218)       (.150443)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   12.187868         16.766964      12.923758       11.814248
------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        7%               13%            16%              8%
==========================================================================================
1995
   Beginning unit
     value - Jan. 1             9.338434         11.881033      10.000000             **
------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .913359           .793239        .700873
------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.255938          2.394151        .523675
------------------------------------------------------------------------------------------
   Contract charges            (.134514)         (.175237)      (.127025)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    11.373217        14.893186      11.097523
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                        22%              25%         11%(b)
===========================================================================================
1994
   Beginning unit
     value - Jan. 1            10.000000         12.205201          **                **
-------------------------------------------------------------------------------------------
   Reinvested capital
     gains and
     dividends                   .295350           .172665
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.843207)         (.340340)
-------------------------------------------------------------------------------------------
   Contract charges            (.113709)         (.156493)
-------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.338434         11.881033
-------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                   (7)%(b)              (3)%
===========================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

                          NATIONWIDE VARIABLE ACCOUNT
                               NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                 NWBdFd                NWFund               NWGroFd               NWMyMkt
                                               ----------             ---------            ---------             ---------
1996
   Beginning unit value - Jan. 1               $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.409921              5.514472             6.066865              1.185080
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (1.869397)              8.798796             5.387662               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.480728)             (.869693)            (.964932)             (.320505)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.680696             73.708492            79.618909             24.812035
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                    0%                   22%                  15%                    4%
===========================================================================================================================

1995
   Beginning unit value - Jan. 1               $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.330893              4.056617             7.310483              1.259777
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                        5.040599              9.924079             8.227039               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.450674)             (.687292)            (.823547)             (.306998)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $37.620900             60.264917            69.129314             23.947460
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                   23%                   28%                  27%                    4%
===========================================================================================================================

1994
   Beginning unit value - Jan. 1               $33.845410             47.312558            54.333269             22.456439
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains and dividends        2.307668              4.604779             2.065716               .834547
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      (5.040000)            (4.333421)           (1.276404)               .000000
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                             (.412996)             (.612403)            (.707242)             (.296305)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                 $30.700082             46.971513            54.415339             22.994681
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  (9)%                  (1)%                   0%                    2%
===========================================================================================================================


  *An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.

                         Independent Auditors' Report
                         ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                     KPMG Peat Marwick LLP


Columbus, Ohio
February 7, 1997

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220


Nationwide(R) is a registered federal service mark of Nationwide
Mutual Insurance Company

                                 --------------
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                 Columbus, Ohio
                                 Permit No. 521
                                 --------------